CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net cash flows from operating activities
Profit after tax	€ 5,283	€ 3,370	€ 4,088
Adjustments to reconcile profit after tax to net cash flow from operating activities:
Depreciation and amortization	1,831	1,872	1,362
Share-based payment expense	1,084	1,835	830
Income tax expense	1,938	1,226	1,511
Financial income, net	(776)	(198)	47
Decrease/increase in allowances on trade receivables	68	14	(67)
Other adjustments for non-cash items	(198)	(54)	3
Decrease/increase in trade and other receivables	821	(1,469)	136
Decrease/increase in other assets	(651)	(583)	(477)
Increase/decrease in trade payables, provisions, and other liabilities	293	328	240
Increase/decrease in contract liabilities	128	984	(561)
Share-based payments	(1,310)	(1,257)	(971)
Interest paid	(244)	(341)	(251)
Interest received	122	97	99
Income taxes paid, net of refunds	(1,194)	(2,329)	(1,687)
Net cash flows from operating activities	7,194	3,496	4,303
Net cash flows from investing activities
Cash flows for business combinations, net of cash and cash equivalents acquired	(662)	(6,215)	(2,140)
Proceeds from sale of subsidiaries or businesses	203	61	0
Purchase of intangible assets and property, plant, and equipment	(816)	(817)	(1,458)
Proceeds from sales of intangible assets or property, plant, and equipment	88	71	57
Purchase of equity or debt instruments of other entities	(2,535)	(900)	(1,013)
Proceeds from sales of equity or debt instruments of other entities	735	778	1,488
Net cash flows from investing activities	(2,986)	(7,021)	(3,066)
Net cash flows from financing activities
Dividends paid	(1,864)	(1,790)	(1,671)
Dividends paid on non-controlling interests	(2)	(17)	(7)
Purchase of treasury shares	(1,492)	0	0
Proceeds from changes in ownership interests in subsidiaries that do not result in the loss of control	95	0	0
Proceeds from borrowings	2,132	3,622	6,368
Repayments of borrowings	(2,430)	(1,309)	(1,407)
Payments of lease liabilities	(378)	(403)	0
Transactions with non-controlling interests	(59)	0	0
Net cash flows from financing activities	(3,997)	102	3,283
Effect of foreign currency rates on cash and cash equivalents	(214)	110	97
Net decrease/increase in cash and cash equivalents	(4)	(3,313)	4,617
Cash and cash equivalents at the beginning of the period	5,314	8,627	4,011
Cash and cash equivalents at the end of the period	€ 5,311	€ 5,314	€ 8,627